Form N-1A Cover	Jan. 30, 2026	May 01, 2025
Prospectus [Line Items]
Document Type		497
Amendment Flag		false
Registrant Name		World Funds Trust
Entity Central Index Key		0001396092
Entity Investment Company Type		N-1A
Document Period End Date	Jan. 30, 2026
Prospectus Date		May 01, 2025